ACQUISITION OF BUSINESSES (Details) - Chemelex $ in Millions	Jan. 30, 2025 USD ($)
Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 498
Brand and Trademarks
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	198
Developed Technology and Software
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 108
Industrials
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 1,656
Proportion of voting rights held in subsidiary	100.00%
Proportion of ownership interest in associate	26.00%
Goodwill recognised as of acquisition date	$ 673
Identifiable intangible assets recognised as of acquisition date	804
Property, plant and equipment recognised as of acquisition date	115
Inventory recognised as of acquisition date	109
Non-current liabilities recognised as of acquisition date	45
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 34